o GOF P-8

                  SUPPLEMENT DATED AUGUST 25, 2004
  TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS, INC.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL MONEY FUND

FRANKLIN FLOATING RATE TRUST

FRANKLIN GOLD & PRECIOUS METALS FUND

FRANKLIN GLOBAL TRUST
Fiduciary European Smaller Companies Fund
Fiduciary Large Capitalization Growth and Income Fund
Fiduciary Small Capitalization Equity Fund
Fiduciary Core Fixed Income Fund
Fiduciary Core Plus Fixed Income Fund
Fiduciary High Income Fund
Franklin International Smaller Companies Growth Fund

FRANKLIN HIGH INCOME TRUST
Franklin's AGE High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund

FRANKLIN MONEY FUND

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal  Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.
Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN MUTUAL RECOVERY FUND

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN TAX-EXEMPT MONEY FUND

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

FRANKLIN TEMPLETON GLOBAL TRUST
Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN TEMPLETON MONEY FUND TRUST
Franklin Templeton Money Fund

FRANKLIN VALUE INVESTORS TRUST
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Small Cap Value Fund

INSTITUTIONAL FIDUCIARY TRUST
Franklin Cash Reserves Fund
Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund
Money Market Portfolio

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS, INC.
Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton Non-U.S. Dynamic Core Equity Fund
Templeton International (Ex EM) Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST
Templeton Global Bond Fund

TEMPLETON INSTITUTIONAL FUNDS, INC.
Emerging Fixed Income Markets Series
Emerging Markets Series
Foreign Equity Series - Primary Shares
Foreign Smaller Companies Series
Franklin Templeton Non-U.S. Core Equity Series

The prospectus is amended as follows:

I. THE FIRST AND THIRD PARAGRAPHS UNDER THE SECTION "MANAGEMENT" OR "WHO MANAGES THE FUND?" ARE REPLACED WITH THE FOLLOWING:

 On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an Answer denying all violations of the Massachusetts Act. Hearings on this matter are presently scheduled in the coming months.

 On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) had reached a settlement with the U.S. Securities and Exchange Commission ("SEC") that resolved an SEC investigation of market timing activity in the Franklin Templeton Investments funds. As part of the settlement, on August 2, 2004, the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

 Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc., neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant ("IDC"). Because the IDC has not yet been retained and the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or which particular groups of fund shareholders will receive distributions or in what proportion and amounts.

 In the Order, the SEC notes that the Company has generally sought to detect, discourage and prevent market timing in its funds and began to increase its efforts to control market timing in 1999. The Order also requires Franklin Advisers to, among other things:

 o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;

 o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and

 o Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

 The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office also has advised that it is authorized to bring a civil action against Franklin Resources, Inc. and Distributors arising from the same events. Even though the Company currently believes that the contemplated charges are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate.

 These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

II. THE PARAGRAPH "RETIREMENT PLANS" UNDER THE SECTION "SALES CHARGES-CLASS B" IS DELETED.

III. THE SECTION "DEALER COMPENSATION" IS REVISED AS FOLLOWS:

 A) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS, MONEY MARKET FUNDS, AND FRANKLIN FLOATING RATE TRUST, THE FIRST PARAGRAPH IS REPLACED WITH THE FOLLOWING:

 Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund(s) and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder Servicing and Transfer Agent" in the Statement of Additional Information. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

 B) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS, MONEY MARKET FUNDS, AND FRANKLIN FLOATING RATE TRUST, THE PARAGRAPH AFTER THE COMMISSION TABLE ENTITLED "MARKET TIMERS" OR "MARKET TIMING" IS REPLACED WITH THE
 FOLLOWING:

 If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

 C) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS AND MONEY MARKET FUNDS, THE FOLLOWING IS ADDED TO THE END OF THE SECTION:

 Other dealer compensation. Distributors may make payments from 12b-1 or distribution fees received from the Fund(s) and from its other financial resources, to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments, with certain limited exceptions, will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the average net assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Distributors makes these payments in connection with qualifying dealers' efforts to educate financial advisers about the Franklin Templeton funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments.

 To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors may pay or allow other promotional incentives or payments to dealers. Sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

 You can find further details in the SAI about the payments made by Distributors and the services provided by your financial adviser. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

IV. FOR ALL FUNDS THAT HAVE ONLINE PRIVILEGES:

 The ability to change or add a bank account online is no longer available. All references in the prospectus are modified accordingly.

V. FOR ALL FUNDS THAT OFFER CLASS B, CLASS C OR CLASS R SHARES:

Effective November 1, 2004, investors who do not have an investment representative may not purchase Class B, Class C or Class R shares. Unless eligible to purchase Class Z or Advisor Class shares, all purchases by a prospective investor who does not have an investment representative will be placed in Class A shares or will be returned if we are unable to contact such investor. Existing investors who do not have an investment representative may not make additional purchases in their Class B, Class C or Class R shares accounts, but may exchange their shares to a Franklin Templeton Fund that offers Class B, Class C or Class R shares. Additional purchases by these existing investors will be placed in Class A shares. Dividend and capital gain distributions may continue to be reinvested in existing Class B, Class C or Class R shares accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

VI. FOR ALL FUNDS THAT OFFER CLASS B, CLASS C OR CLASS R SHARES, THE FIRST AND SECOND PARAGRAPHS UNDER "YOUR ACCOUNT - SALES CHARGE REDUCTIONS AND WAIVERS - REINSTATEMENT PRIVILEGE" ARE REPLACED WITH THE FOLLOWING:

 If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days of the sale without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds will be reinvested in Class A shares if the proceeds are: (1) from the sale of Class B shares (or Class B1 shares in Franklin Income Fund); or (2) from the sale of Class C or R shares held of record at the time of sale in an account without an identified investment representative (excepting R shares sold by an Employer Sponsored Retirement Plan).

 If you paid a CDSC when you sold your Class A, C or R shares, we will credit back to you the CDSC paid on the amount you are reinvesting within 365 days of the sale by adding it to the amount of your reinvestment (for example, if you are reinvesting $10,000 within 365 days of an earlier $10,000 sale on which you paid a $100 CDSC, the amount of your reinvestment will equal $10,100). The new shares issued with your reinvestment WILL BE subject to any otherwise applicable CDSC. If, however, you (excepting Employer Sponsored Retirement Plans) paid a CDSC when you sold (1) Class B or B1 shares; or (2) Class C or R shares held of record at the time of sale in an account without an identified investment representative and reinvest the proceeds from that sale in Class A shares within 365 days of the sale, you will not be credited with any CDSC paid at the time of sale. In this case, the new Class A shares issued with your reinvestment WILL NOT BE subject to any otherwise applicable CDSC.

VII. The following is added to the "Investor Services" section:

VALUED INVESTOR  PROGRAM.  You may be eligible for the Valued  Investor  Program
(VIP) if the total combined value of Franklin Templeton fund shares held directly with the funds in your name or the name of a legal entity over which you have exclusive control, in the name of your spouse, and in the names of your children or grandchildren who are under the age of 21 exceeds $250,000. Franklin Templeton VIP shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

VIII. FOR ALL FUNDS THAT OFFER ADVISOR OR Z CLASS AND FOR FRANKLIN STRUCTURED LARGE CAP CORE EQUITY AND FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUNDS:

 In the "Qualified Investors" section the bullet point regarding "Officers, trustees, directors and full-time employees..." is added or replaced with the following:

 o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan) and $50 additional.

IX. FOR THE FRANKLIN FLOATING RATE TRUST:

 The "Early Withdrawal Charge" section is modified as follows:

7. Current and former officers, trustees, directors and full-time employees of the Franklin Templeton funds or Franklin Templeton Investments, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

               Please keep this supplement for future reference.










GOF SA-6
GOF SAA-2
                    SUPPLEMENT DATED AUGUST 25, 2004
    TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS, INC.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL MONEY FUND

FRANKLIN FLOATING RATE TRUST

FRANKLIN GOLD & PRECIOUS METALS FUND

FRANKLIN GLOBAL TRUST
Fiduciary European Smaller Companies Fund
Fiduciary Large Capitalization Growth and Income Fund
Fiduciary Small Capitalization Equity Fund
Fiduciary Core Fixed Income Fund
Fiduciary Core Plus Fixed Income Fund
Fiduciary High Income Fund
Franklin International Smaller Companies Growth Fund

FRANKLIN HIGH INCOME TRUST
Franklin's AGE High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund

FRANKLIN MONEY FUND

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.
Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN MUTUAL RECOVERY FUND

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN TAX-EXEMPT MONEY FUND

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

FRANKLIN TEMPLETON GLOBAL TRUST
Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN TEMPLETON MONEY FUND TRUST
Franklin Templeton Money Fund

FRANKLIN VALUE INVESTORS TRUST
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Small Cap Value Fund

INSTITUTIONAL FIDUCIARY TRUST
Franklin Cash Reserves Fund
Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund
Money Market Portfolio

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS, INC.
Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton Non-U.S. Dynamic Core Equity Fund
Templeton International (Ex EM) Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST
Templeton Global Bond Fund

TEMPLETON INSTITUTIONAL FUNDS, INC.
Emerging Fixed Income Markets Series
Emerging Markets Series
Foreign Equity Series - Primary Shares
Foreign Smaller Companies Series
Franklin Templeton Non-U.S. Core Equity Series

THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED AS FOLLOWS:

I. FOR ALL FUNDS THAT OFFER CLASS A SHARES, THE SEVENTH BULLET POINT UNDER "BUYING AND SELLING SHARES - INITIAL SALES CHARGES - WAIVERS FOR CERTAIN INVESTORS" IS REVISED AS FOLLOWS:

 o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

 o Current partners of law firms that currently provide legal counsel to the funds, Resources or its affiliates

II. THE FOLLOWING WILL BE ADDED TO THE "BUYING AND SELLING SHARES" SECTION FOR ALL FUNDS:

Clients of financial advisors whose firms have a Selling Agreement with Franklin Templeton Distributors, Inc., and who qualify as top producers may be eligible for the Valued Investor Program which offers enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

III. THE "BUYING AND SELLING SHARES - DEALER COMPENSATION" SECTION IS AMENDED TO READ AS FOLLOWS:

 A) FOR ALL FUNDS AND CLASSES EXCEPT ADVISOR OR Z CLASS, REPLACE THE PARAGRAPH THAT STARTS WITH, "IN ADDITION TO THE PAYMENTS ABOVE" WITH THE FOLLOWING:

 In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under "The Underwriter, Distribution and service (12b-1) fees," Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

 B) FOR ADVISOR CLASS FUNDS, MONEY MARKET FUNDS AND THE SERIES IN TEMPLETON INSTITUTIONAL FUNDS, INC., REPLACE THE FIRST SENTENCE OF THE PARAGRAPH THAT STARTS WITH, "DISTRIBUTORS AND/OR AFFILIATES MAY PROVIDE" WITH THE FOLLOWING:

 Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

 C) FOR FRANKLIN FLOATING RATE TRUST, ADD THE FOLLOWING PARAGRAPH:

 DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

 D) FOR ALL FUNDS, REPLACE THE REMAINDER OF THE SECTION WITH THE FOLLOWING:

 MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton Funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer.

 Except as described below, in the case of any one dealer, marketing support payments, with certain limited exceptions, will not exceed the sum of 0.10% of that dealer's total sales of Franklin Templeton mutual funds during the previous year, and 0.05% or 0.03% of the average net assets, respectively, of equity or fixed income funds attributable to that dealer, on an annual basis.

 TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

 OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund(s). Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

 Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

 Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors guidelines and applicable law.

 You can ask your dealer for information about any payments it receives from Distributors and any services provided.

IV. THE THIRD PARAGRAPH OF THE "SHAREHOLDER SERVICING AND TRANSFER AGENT"
SECTION IS MODIFIED AS FOLLOWS:

 Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.